Shareholder Report, Holdings (Details)	May 31, 2024
C000242878 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242878 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242878 | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242878 | Check Point Software Technolog
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242878 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242878 | Cyberark Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242878 | Okta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242878 | Trend Micro, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242878 | Qualys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242878 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242878 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000242878 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000242878 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242878 | IT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242878 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242878 | Research & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130526 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130526 | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130526 | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130526 | Vonovia SE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130526 | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130526 | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130526 | Segro PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130526 | Scentre Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130526 | Link
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130526 | China Resources Land Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130526 | Real Estate Operations/Development
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000130526 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000130526 | Real Estate Management/Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130526 | Warehouse/Industry
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130526 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000130526 | Office Property
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130526 | Apartments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130526 | E-Commerce/Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130526 | Hotels
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130526 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130526 | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000242879 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242879 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242879 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242879 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242879 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242879 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242879 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242879 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242879 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242879 | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242879 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000242879 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000242879 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242879 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242879 | Industrial Machinery & Supplies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242880 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242880 | Fluence Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242880 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242880 | 11284V
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242880 | Sunrun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242880 | Enersys
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242880 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242880 | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242880 | Nextera Energy Partners LP
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242880 | Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242880 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000242880 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000242880 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000242880 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242880 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000242880 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245888 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000245888 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000245888 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245888 | Amazon.Com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245888 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245888 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245888 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245888 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245888 | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245888 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245888 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000245888 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000245888 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245888 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000245888 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000245888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000245888 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000245888 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245888 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245888 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125568 | Kweichow Moutai Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125568 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125568 | Ping An Insurance Group Co. of China Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125568 | China Merchants Bank Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125568 | Midea Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125568 | Zijin Mining Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125568 | Wuliangye Yibin Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125568 | China Yangtze Power Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125568 | Industrial Bank Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125568 | BYD Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000125568 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000125568 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125568 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125568 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000125568 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125568 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125568 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125568 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125568 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000125568 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125568 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000138395 | Eoptolink Technology, Inc. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000138395 | Sieyuan Electric Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000138395 | WUS Printed Circuit Kunshan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000138395 | Yintai Gold Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138395 | Sichuan Kelun Pharmaceutical Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138395 | Sailun Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138395 | Henan Shenhuo Coal Industry & Electricity Power Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138395 | Western Mining Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138395 | Suzhou TFC Optical Communication Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138395 | Yutong Bus Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138395 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000138395 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000138395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000138395 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000138395 | Materials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000138395 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000138395 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000138395 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000138395 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138395 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135616 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135616 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135616 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135616 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000135616 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135616 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135616 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135616 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135616 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135616 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000135616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000135616 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135616 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000135616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000135616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000135616 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000135616 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096055 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096055 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096055 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096055 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000096055 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096055 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096055 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096055 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096055 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096055 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000096055 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096055 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096055 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096055 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000096055 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000096055 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096055 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096054 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000096054 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000096054 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096054 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096054 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000096054 | Pdd Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096054 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096054 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096054 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096054 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096054 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096054 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096054 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096054 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000096054 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096054 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096054 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096054 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096054 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000096054 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096054 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130527 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130527 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130527 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130527 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130527 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130527 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130527 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130527 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130527 | SAP Se
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130527 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000130527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000130527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000130527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000130527 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000144410 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144410 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000144410 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144410 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144410 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144410 | Schneider Electric Se
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144410 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144410 | Allianz Se
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144410 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144410 | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144410 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000144410 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000144410 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144410 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000144410 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144410 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144410 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144410 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144410 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000144410 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144410 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096058 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000096058 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096058 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096058 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096058 | Hitachi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096058 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096058 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096058 | Recruit Holdings Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000096058 | Mitsubishi Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000096058 | Shin-Etsu Chemical Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096058 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000096058 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000096058 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096058 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096058 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096058 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096058 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096058 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000096058 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096058 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096058 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246554 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246554 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000246554 | Education
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000246554 | Water
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246554 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246554 | Power
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246554 | Airport
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246554 | Tax
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125719 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125719 | Airport
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000125719 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000125719 | Toll Facilities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000125719 | Public Power
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000125719 | Cities, Counties, & Authorities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125719 | Mass Transit
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125719 | Seaport
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125719 | Sales and Special Tax
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125719 | States & US Territories
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157940 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000157940 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157940 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157940 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157940 | Allianz Se
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157940 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157940 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157940 | Unilever PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157940 | Rio Tinto PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157940 | Zurich Insurance Group AG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157940 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157940 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000157940 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157940 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157940 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000157940 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000157940 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000157940 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157940 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000157940 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157940 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000157941 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157941 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157941 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157941 | Allianz Se
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000157941 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157941 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157941 | Unilever PLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157941 | Rio Tinto PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157941 | Zurich Insurance Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157941 | AXA SA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157941 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000157941 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157941 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157941 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000157941 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000157941 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000157941 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157941 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000157941 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157941 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%